Claims Financing Obligations and Notes Payable - Amended and Restated Nomura Promissory Note - Additional Information (Detail) - Amended and Restated Nomura Promissory Note [Member] - USD ($)
$ in Millions
				3 Months Ended	12 Months Ended
	Mar. 26, 2024	Nov. 13, 2023	Apr. 12, 2023	Mar. 31, 2024	Dec. 31, 2023	May 27, 2022
Claims Financing Obligations and Notes Payable [Line Items]
Interest rate			16.00%			8.00%
Debt description				Third Amended and Restated Nomura Note”) to (a) increase the principal amount to approximately $30.0 million, and (b) extend the maturity date to September 30, 2025. The Third Amended and Restated Nomura Note carries an interest rate of 16% per annum and is payable in kind or in cash, at the Company’s discretion, every 30 calendar days after March 26, 2024. Upon two days prior written notice to Nomura, the Company may prepay all or any portion of the then outstanding principal amount under the promissory note together with all accrued and unpaid interest thereon	The Amended and Restated Nomura Promissory Note carries an interest rate of 16% per annum and is payable in kind or in cash, at the Company’s discretion, every 30 calendar days after March 26, 2024. Upon two days prior written notice to Nomura, the Company may prepay all or any portion of the then outstanding principal amount under the Amended and Restated Nomura Promissory Note together with all accrued and unpaid interest thereon.
Aggregate principal amount	$ 30.0	$ 28.9	$ 26.3
Debt instrument maturity date	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024
Subsequent Event [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Aggregate principal amount	$ 30.0
Debt instrument maturity date	Sep. 30, 2025